AXP(SM) International Fund
                                                            1999 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)
American
   Express
Funds

(icon of) compass

AXP International Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS

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A World of Opportunity

There's a new  recognition  among investors that the stock market extends beyond
Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead. AXP International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.

AXP INTERNATIONAL FUND      (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.


From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                22
Federal Income Tax Information           30


1999 prospectus

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Other Information                     25p
Financial Highlights                  26p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new shareholder service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

I also want to announce a change in Portfolio Managers for this Fund. As of December 15, 1999, Ian King became co-manager of the Fund.

Arne H. Carlson

(picture of) Peter Lamaison
Peter Lamaison
Portfolio Manager

From the Portfolio Manager

Well-positioned to take advantage of rebounding stock markets in Europe and Japan, AXP International Fund recorded a strong gain during the past fiscal year. For the 12 months -- November 1998 through October 1999 period -- the Fund's Class A shares (before sales charge) generated a total return of 27.81%. (That figure exceeded the 26.09% return of the Lipper International Fund Index, which is commonly used to compare the performance of mutual funds that invest in foreign stocks.)

Not long before the fiscal year began, financial markets around the globe were reeling from further debt problems in the emerging markets, notably Russia. However, in early October 1998 markets began to recover, thanks largely to strong support from interest-rate reductions in the United States and Europe, as well as financial rescue efforts by the International Monetary

AXP INTERNATIONAL FUND      (This annual report is not part of the prospectus.)

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Fund.  By  January,  the U.S.  and the major  markets  of  Europe  had more than recovered their earlier losses. After a bit of a relapse the following month, many of them got back on track with healthy advances in March and April.

From that point, investors became concerned about the strong pace of economic growth in the U.S. and the possibility of higher inflation and, therefore, rising interest rates. While that kept many markets off balance over the summer, the fiscal year concluded on an encouraging note with a sharp global upturn in October, which pushed the Fund's net asset value to a record high.

EUROPE LEADS THE WAY

For most of the period, the majority of the portfolio was invested in Europe. Although European markets experienced a solid gain for the 12 months, unexpected weakness in the euro, the region's common currency, cut it in half when translated into U.S. dollars. Fortunately, the Fund's industry and stock selection were particularly good.

As I expected improving economic growth in Europe, I shifted the portfolio's European exposure into economically sensitive stocks early in 1999. The strategy proved quite successful. Later in the period, I trimmed those positions and moved more money back into growth stocks.

The biggest international market story of the period, though, was in Japan. That market rose by 44% (as measured by the Nikkei index), which was boosted to almost 60% thanks to appreciation in the yen. The rise in the market resulted from the stabilization of the economy and a long-awaited effort by companies to emphasize shareholder value. Throughout 1999, I increased the portfolio's exposure to Japan, which reached about 25% by the end of October.

Looking ahead to the new fiscal year, I remain positive on the outlook for Europe, where I expect double-digit annual gains in corporate earnings. As for Japan, I believe we are just at the beginning of the corporate restructuring story, which could well sustain forward momentum in that market. In light of that, I probably will increase holdings there in upcoming months.

Peter Lamaison

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1999                                           $13.45
Oct. 31, 1998                                           $10.70
Increase                                                $ 2.75

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                            $  0.06
From capital gains                                     $  0.13
Total distributions                                    $  0.19

Total return*                                          +27.81%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1999                                           $13.32
Oct. 31, 1998                                           $10.62
Increase                                                $ 2.70

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                            $    --
From capital gains                                     $  0.13
Total distributions                                    $  0.13
Total return*                                          +26.85%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1999                                           $13.46
Oct. 31, 1998                                           $10.70
Increase                                                $ 2.76

Distributions -- Nov. 1, 1998 - Oct. 31, 1999

From income                                            $  0.07
From capital gains                                     $  0.13
Total distributions                                    $  0.20
Total return*                                          +27.91%**

 *The  prospectus  discusses the effect of sales charges,  if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP INTERNATIONAL FUND       (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                      Percent                    Value
                                   (of net assets)       (as of Oct. 31, 1999)

 Ericsson (LM) Cl B (Sweden)              4.98%                $70,662,880
 General Electric (United Kingdom)        4.00                  56,791,537
 Mannesmann (Germany)                     3.98                  56,436,325
 Banque Natl de Paris (France)            3.72                  52,801,973
 Total Petroleum Cl B (France)            3.46                  49,130,457
 Nippon Telegraph & Telephone (Japan)     3.42                  48,568,551
 Fortis (Netherlands)                     3.10                  44,032,177
 UBS (Switzerland)                        3.00                  42,480,243
 Bayer (Germany)                          2.72                  38,539,218
 Lafarge (France)                         2.56                  36,273,293

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of pie chart)

                      The 10 holdings listed here
                      make up 34.94% of net assets

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
$100 invested per month. Total invested: $600

*Share purchased is determined by dividing the amount invested permonth by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your  shares  increase  in value  when the  Fund's  investments  do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP INTERNATIONAL FUND      (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in AXP International Fund

$30,000


                                                                 $22,422
                                                         AXP International Fund
                                                                        Class A


$20,000
                                             Lipper International
                                             Fund Index

$10,000
                                                                     MSCI
                                                                     EAFE
                                                                     Index
$9,500


'89     '90     '91     '92     '93     '94     '95     '96    '97   '98    '99

Average annual total return (as of Oct. 31, 1999)

              1 year           5 years          10 years       Since inception

 Class A      +21.42%          +7.96%            +8.41%               --
 Class B      +22.85%             --                 --             +11.79%*
 Class Y      +27.91%             --                 --             +13.08%*

*Inception date was March 20, 1995.

Assumes: Holding period from 11/1/89 to 10/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,259. Also see "Past Performance" in the Fund's current prospectus.

On the graph  above you can see how the  Fund's  total  return  compared  to two widely cited performance indexes, the MSCI EAFE Index and the Lipper International Fund Index. In comparing AXP International Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), compiled from a composite of securities markets of Europe, Australasia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Lipper International Fund Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #29  to
Registration Statement No. 2-92309 filed on or about December 27, 1999, are incorporated herein by reference.

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Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP International Fund, Inc.
Fiscal year ended Oct. 31, 1999

Class A
Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                            Per share
Dec. 23, 1998                            $0.05794

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share
Dec. 23, 1998                            $0.13152
Total distributio                        $0.18946

Class B
Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share
Dec. 23, 1998                            $0.13152

Class Y
Income distribution taxable as dividend income, none qualifying for deduction for corporations.

Payable date                            Per share
Dec. 23, 1998                            $0.06619

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share
Dec. 23, 1998                            $0.13152
Total distributions                      $0.19771

AXP INTERNATIONAL FUND      (This annual report is not part of the prospectus.)

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                              American
                                 Express(R)
                               Funds

AXP International Fund
IDS Tower 10
Minneapolis, MN 55440-0010
                                                       PRSRT STD AUTO
                                                         U.S. POSTAGE
                                                             PAID
                                                          SPENCER, IA
                                                        PERMIT NO. 85





Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                               American
                                                                 Express


                                                               S-6140 N (12/99)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.